Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Changes in the Allowances for Credit Losses of Financial Investments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Provision (reversal) for credit losses	₩ (689)	₩ 29,183	₩ (2,091)
Financial assets at fair value through profit or loss and financial investments | 12-month expected credit losses
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	44,465	16,343
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	(2,065)	(532)
Provision (reversal) for credit losses	(694)	29,182
Others (exchange differences, etc.)	1,325	(528)
Ending	43,031	44,465	16,343
Financial assets at fair value through profit or loss and financial investments | Non-impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	0	270
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	0	(270)
Provision (reversal) for credit losses	0	0
Others (exchange differences, etc.)	0	0
Ending	0	0	270
Financial assets at fair value through profit or loss and financial investments | Impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	77	76
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Sales	0	0
Provision (reversal) for credit losses	5	1
Others (exchange differences, etc.)	0	0
Ending	₩ 82	₩ 77	₩ 76